Consolidated Balance Sheets (Parenthetical) (USD $)	Feb. 24, 2012	Feb. 25, 2011
Shareholders' equity:
Common Stock, par value (in dollars per share)	$ 0.05	$ 0.05
Common Stock, shares authorized (in shares)	50,000,000	50,000,000
Common Stock, issued (in shares)	9,134,403	9,104,601
Common Stock, outstanding (in shares)	9,134,403	9,104,601
Series D Preferred Stock [Member]
Shareholders' equity:
Preferred Stock, par value (in dollars per share)	$ 0.05	$ 0.05
Preferred Stock, shares authorized (in shares)	11,000	11,000
Preferred Stock, shares outstanding (in shares)	386	386
Series E Preferred Stock [Member]
Shareholders' equity:
Preferred Stock, par value (in dollars per share)	$ 0.05	$ 0.05
Preferred Stock, shares authorized (in shares)	25,000	25,000
Preferred Stock, shares outstanding (in shares)	21,741	21,741